Note 4 - Loans and Related Allowance for Loan Losses (Details) - Major Classifications of Net Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	$ 533,710	$ 470,584
Less allowance for loan and lease losses	(6,385)	(6,846)	$ (7,046)	$ (7,779)
Net loans	527,325	463,738
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	42,536	34,928
Less allowance for loan and lease losses	(867)	(642)	(614)	(1,732)
Real Estate Construction Porfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	22,137	30,296
Less allowance for loan and lease losses	(276)	(868)	(576)	(1,123)
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	232,478	210,096
Less allowance for loan and lease losses	(3,139)	(3,703)	(3,664)	(2,872)
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	231,701	190,685
Less allowance for loan and lease losses	(2,078)	(1,576)	(2,170)	(1,991)
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Gross	4,858	4,579
Less allowance for loan and lease losses	$ (25)	$ (57)	$ (22)	$ (61)